Leases (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases Details 1Abstract
Lease liabilities, beginning balance	$ 4,694
Modifications and renewals	1,226
Addition	121
Interest expense	345
Payments	(1,178)
Lease liabilities, ending balance	$ 5,208